Investments	12 Months Ended
Mar. 31, 2021
Disclosure of Investments [Abstract]
Investments [Text Block]

8. Investments

The Company's investment holdings that are not traded in active markets by the Company are considered investments. Investments are accounted for as financial assets which are initially recognized at fair value and subsequently measured through fair value through profit or loss

As at March 31, 2021, the Company holds a number of non-material investments in both private and public companies valued at $981,736 (March 31, 2021 - $nil).

In November 2018 the Company entered into a subscription agreement with Amber AI for an investment in a fund that holds digital currencies. At the time of the investment in Amber AI, the market value of the digital currency sent to Amber AI totaled $3,342,285.

On July 19, 2019, the Company redeemed its investment held with Amber AI. The redemption was in the form of 14,866 Ethereum coins with a fair market value of $3,289,398.

Realized gain on the sale of investments during the year ended March 31, 2021 was $6,639 (March 31, 2020 - $1,274,834).

Unrealized gain on the sale of investments during the year ended March 31, 2021 was $794,350 (March 31, 2020 - $nil)